UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

THE TRAVELERS SERIES TRUST
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
      (800) 451-2010

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2003

ITEM 1.         REPORT TO STOCKHOLDERS.

                The SEMI-ANNUAL Report to Stockholders is filed herewith.



[INSERT SHAREHOLDER REPORT]

SEMI-ANNUAL REPORTS
JUNE 30, 2003

                                                              [UMBRELLA GRAPHIC]

                           THE TRAVELERS SERIES TRUST:

                           EQUITY INCOME PORTFOLIO
                           LARGE CAP PORTFOLIO

[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

CONTENTS

CHAIRMAN'S LETTER                        3        Letter from the Chairman.

EQUITY INCOME PORTFOLIO

    INVESTMENTS                          4        A complete list of the fund's investments with their
                                                  market values.

    FINANCIAL STATEMENTS                 7        Statements of assets and liabilities, operations, and
                                                  changes in net assets, as well as financial highlights.

LARGE CAP PORTFOLIO

    INVESTMENTS                          9        A complete list of the fund's investments with their
                                                  market values.

    FINANCIAL STATEMENTS                 12       Statements of assets and liabilities, operations, and
                                                  changes in net assets, as well as financial highlights.

NOTES                                    14       Notes to the financial statements.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Neither of the funds is a bank.

SEMIANNUAL REPORT

LETTER FROM THE CHAIRMAN

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
July 21, 2003

                                                               SEMIANNUAL REPORT

EQUITY INCOME PORTFOLIO
INVESTMENTS JUNE 30, 2003 (UNAUDITED)

Showing Percentage of Net Assets

COMMON STOCK - 94.6%

                                                              SHARES          VALUE (NOTE 1)
CONSUMER DISCRETIONARY- 13.6%
HOTELS, RESTAURANTS & LEISURE - 0.4%
Mandalay Resort Group ...........................              16,000          $   509,600
MGM MIRAGE (a) ..................................              15,400              526,372
                                                                               -----------
                                                                                 1,035,972
                                                                               -----------
INTERNET & CATALOG RETAIL - 1 .0%
Amazon.com, Inc. (a) ............................              10,600              386,794
Inter ActiveCorp (a) ............................              49,700            1,966,629
                                                                               -----------
                                                                                 2,353,423
                                                                               -----------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
Mattel, Inc. ....................................               9,000              170,280
                                                                               -----------
MEDIA - 6.6%
AOL Time Warner, Inc. (a) .......................             588,400            9,467,356
Belo Corp Series A ..............................              75,300            1,683,708
Comcast Corp. Class A (special) (a) .... ........              64,800            1,868,184
McGraw-Hill Companies, Inc. ......................               2,600              161,200
News Corp. Ltd. ADR .............................              56,300            1,704,201
Omnicom Group, Inc. ..............................               2,800              200,760
Washington Post Co. Class B .....................                 300              219,870
                                                                               -----------
                                                                                15,305,279
                                                                               -----------
MULTILINE RETAIL - 1.7%
Federated Department Stores, Inc. ...............              50,200            1,849,870
Target Corp. ....................................              52,700            1,994,168
                                                                               -----------
                                                                                 3,844,038
                                                                               -----------
SPECIALTY RETAIL - 2.9%
Home Depot, Inc. ................................             153,700            5,090,544
TJX Companies, Inc. .............................              79,500            1,497,780
                                                                               -----------
                                                                                 6,588,324
                                                                               -----------
TEXTILES APPAREL & LUXURY GOODS - 0.9%
NIKE, Inc. Class B ..............................              37,400            2,000,526
                                                                               -----------
  TOTAL CONSUMER DISCRETIONARY ..............................................   31,297,842
                                                                               -----------
CONSUMER STAPLES - 2.1%
FOOD PRODUCTS - 1 .3%
Campbell Soup Co. ...............................              24,100              590,450
McCormick & Co., Inc. (non-vtg.) ................              84,600            2,301,120
Tyson Foods, Inc. Class A .......................              13,700              145,494
                                                                               -----------
                                                                                 3,037,064
                                                                               -----------
HOUSEHOLD PRODUCTS - 0.3%
Kimberly-Clark Corp. ............................               9,400              490,116
Procter & Gamble Co. ............................               2,100              187,278
                                                                               -----------
                                                                                   677,394
                                                                               -----------
PERSONAL PRODUCTS - 0.5%
Gillette Co. ....................................              36,500            1,162,890
                                                                               -----------
  TOTAL CONSUMER STAPLES ....................................................    4,877,348
                                                                               -----------
ENERGY - 9.4%
ENERGY EQUIPMENT & SERVICES - 1.1%
Diamond Offshore Drilling, Inc. .................              45,400              952,946
Schlumberger Ltd. (NY Shares)....................              33,900            1,612,623
                                                                               ------------
                                                                                 2,565,569
                                                                               -----------
OIL & GAS-8.3%
Burlington Resources, Inc. ......................             212,100           11,468,247
Exxon Mobil Corp. ............ ..................             208,600            7,490,826
                                                                               -----------
                                                                                18,959,073
                                                                               -----------
   TOTAL ENERGY .............................................................   21,524,642
                                                                               -----------

FINANCIALS - 24.2%
CAPITAL MARKETS - 17.9%
Bank of New York Co., Inc .......................             161,100            4,631,625
Charles Schwab Corp .............................           1,052,540           10,620,129
Friedman, Billings, Ramsey Group, Inc. Class A ..              13,500              180,900
Mellon Financial Corp. ..........................             172,000            4,773,000
Merrill Lynch & Co., Inc. .......................              60,700            2,833,476
Morgan Stanley ..................................             190,100            8,126,775
Northern Trust Corp. ............................             129,000            5,390,910
State Street Corp. ..............................             111,900            4,408,860
                                                                               -----------
                                                                                40,965,675
                                                                               -----------
COMMERCIAL BANKS - 2.3%
Bank of America Corp ............................              53,600            4,236,008
Synovus Financial Corp ..........................              25,700              552,550
Wachovia Corp ...................................              13,748              549,370
                                                                               -----------
                                                                                 5,337,928
                                                                               -----------
DIVERSIFIED FINANCIAL SERVICES - 0.1%
GATX Corp........................................              13,200              215,820
                                                                               -----------
INSURANCE - 1.9%
Allstate Corp....................................              26,700              951,855
American International Group, Inc. ..............              46,200            2,549,316
Aon Corp.........................................              34,100              821,128
                                                                               -----------
                                                                                 4,322,299
                                                                               -----------
REAL ESTATE-1.4%
American Financial Really Trust (SBI) ...........               9,900              147,609
Duke Really Corp.................................              48,400            1,333,420
ProLogis ........................................              65,006            1,774,664
                                                                               -----------
                                                                                 3,255,693
                                                                               -----------
THRIFTS & MORTGAGE FINANCE - 0.6%
Golden West Financial Corp., Delaware                          17,600            1,408,176
                                                                               -----------
   TOTAL FINANCIALS..............................                               55,505,591
                                                                               -----------
HEALTH CARE - 3.5%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Becton, Dickinson & Co...........................              39,800            1,546,230
                                                                               -----------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
WebMD Corp. (a)...........,......................              62,400              675,792
                                                                               -----------

See accompanying notes which are an integral part of the financial statements.

SEMIANNUAL REPORT

                                                         SHARES    VALUE (NOTE 1)
HEALTH CARE - CONTINUED
PHARMACEUTICALS - 2.5%
Bristol-Myers Squibb Co. ..........................       40,800    $ 1,107,720
Merck & Co. Inc. ..................................       41,200      2,494,660
Pfizer Inc ........................................       15,500        529,325
Schering-Plough Corp. .............................       66,900      1,244,340
Wyeth .............................................        7,700        350,735
                                                                    -----------
                                                                      5,726,780
                                                                    -----------

  TOTAL HEALTH CARE ...............................                   7,948,802
                                                                    -----------

INDUSTRIALS - 19.5%
AEROSPACE & DEFENSE - 1.8%
Boeing Co. ........................................        6,700        229,944
Goodrich Corp. ....................................       67,500      1,417,500
Lockheed Martin Corp. .............................       51,800      2,464,126
                                                                    -----------
                                                                      4,111,570
                                                                    -----------

COMMERCIAL SERVICES & SUPPLIES - 0.0%
Equifax, Inc. .....................................        2,200         57,200
                                                                    -----------
ELECTRICAL EQUIPMENT - 2.2%
Emerson Electric Co. ..............................       97,300      4,972,030
                                                                    -----------
INDUSTRIAL CONGLOMERATES - 2.7%
3M Co. ............................................       10,700      1,380,086
General Electric Co. ..............................      139,180      3,991,682
Teleflex, Inc. ....................................       21,100        897,805
                                                                    -----------
                                                                      6,269,573
                                                                    -----------

MACHINERY - 7.6%
Caterpillar, Inc. .................................       41,500      2,309,890
Cummins, Inc. .....................................       23,100        829,059
Dover Corp. .......................................       53,500      1,602,860
Eaton Corp. .......................................       58,700      4,614,407
Illinois Tool Works, Inc. .........................       80,800      5,320,680
Navistar International Corp.(a) ...................       29,300        956,059
PACCAR, Inc. ......................................       27,400      1,851,144
                                                                    -----------
                                                                     17,484,099
                                                                    -----------

ROAD & RAIL - 5.1%
Norfolk Southern Corp. ............................      181,900      3,492,480
Union Pacific Corp. ...............................      100,500      5,831,010
Werner Enterprises, Inc. ..........................      111,200      2,357,440
                                                                    -----------
                                                                     11,680,930
                                                                    -----------

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Fastenal Co. ......................................        4,584        155,581
                                                                    -----------
  TOTAL INDUSTRIALS ............................................     44,730,983
                                                                    -----------
INFORMATION TECHNOLOGY - 10.1%
COMMUNICATIONS EQUIPMENT - 3.1%
ADC Telecommunications, Inc.(a) ...................      328,900        765,679
Alcatel SA sponsored ADR(a) .......................       35,200        315,040
Brocade Communications Systems,Inc.(a) ............      184,600      1,087,294
Enterasys Networks, Inc. (a) ......................       49,100        148,773
Motorola, Inc. ....................................      308,100      2,905,383
Nokia Corp. sponsored ADR .........................       70,800      1,163,244
Nortel Networks Corp. (a) .........................      227,800        615,060
Tellabs, Inc. (a) .................................       31,300        205,641
                                                                    -----------
                                                                      7,206,114
                                                                    -----------

COMPUTERS & PERIPHERALS - 1.2%
Apple Computer, Inc. (a) ..........................       15,200        290,624
Hewlett-Packard Co. ...............................       55,200      1,175,760
International Business Machines Corp. .............        6,500        536,250
Seagate Technology ................................       13,700        241,805
Sun Microsystems, Inc. (a) ........................      116,400        535,440
                                                                    -----------
                                                                      2,779,879
                                                                    -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
Arrow Electronics, Inc. (a) .......................       27,500        419,100
Avnet, Inc. (a) ...................................       24,800        314,464
Celestica, Inc. (sub. vtg.) (a) ...................       24,600        385,482
Flextronics International Ltd. (a) ................       38,900        404,171
Ingram Micro, Inc. Class A (a) ....................       47,500        522,500
Molex, Inc. .......................................        5,600        151,144
                                                                    -----------
                                                                      2,196,861
                                                                    -----------

IT SERVICES - 0.4%
Electronic Data Systems Corp. .....................       32,102        688,588
SunGard Data Systems, Inc. (a) ....................        3,800         98,458
The BISYS Group, Inc.(a) ..........................        7,600        139,612
                                                                    -----------
                                                                        926,658
                                                                    -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Cypress Semiconductor Corp. (a) ...................       20,500        246,000
LSI Logic Corp. (a) ...............................       21,800        154,344
Micron Technology, Inc. (a) .......................      322,100      3,746,023
                                                                    -----------
                                                                      4,146,367
                                                                    -----------

SOFTWARE - 2.6%
BEA Systems, Inc. (a) .............................      133,100      1,445,466
Intuit, Inc. (a) ..................................        5,700        253,821
Microsoft Corp. ...................................       60,480      1,548,893
NetlQ Corp. (a) ...................................        8,600        132,956
Network Associates, Inc. (a) ......................       99,800      1,265,464
PeopleSoft, Inc.(a) ...............................       61,300      1,078,267
Reynolds & Reynolds Co. Class A ...................        7,300        208,488
                                                                    -----------
                                                                      5,933,355
                                                                    -----------

  TOTAL INFORMATION TECHNOLOGY ....................                  23,189,234
                                                                    -----------

MATERIALS - 2.7%
METALS & MINING - 2.5%
Alcoa, Inc. .......................................      225,200      5,742,600
                                                                    -----------
PAPER & FOREST PRODUCTS - 0.2%
International Paper Co. ...........................       13,700        489,501
                                                                    -----------
TOTAL MATERIALS ...................................                   6,232,101
                                                                    -----------

See accompanying notes which are an integral part of the financial statements.

                                                               SEMIANNUAL REPORT

EQUITY INCOME PORTFOLIO
INVESTMENTS (UNAUDITED) - CONTINUED

COMMON STOCKS - CONTINUED

                                                                      SHARES    VALUE (NOTE 1)
TELECOMMUNICATION SERVICES - 5.4%
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.4%
BellSouth Corp..............................................           98,800   $    2,631,044
Level 3 Communications, Inc. (a)............................           36,300          241,032
Time Warner Telecom, Inc. Class A (a).......................           24,700          157,339
Verizon Communications, Inc ................................          236,700        9,337,815
                                                                                --------------
                                                                                    12,367,230
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Triton PCS Holdings, Inc. Class A (a) ......................           10,100           51,005
Vodafone Group PLC sponsored ADR ...........................            2,800           55,020
                                                                                --------------
                                                                                       106,025
                                                                                --------------

        TOTAL TELECOMMUNICATION SERVICES ....................................       12,473,255
                                                                                --------------
UTILITIES - 4.1%
ELECTRIC UTILITIES - 3.7%
Allegheny Energy, Inc. (a) .................................           14,600          123,370
American Electric Power Co., Inc. ..........................           56,400        1,682,412
DQE, Inc. ..................................................            5,300           79,871
Entergy Corp. ..............................................           49,000        2,586,220
Exelon Corp. ...............................................           39,900        2,386,419
Wisconsin Energy Corp. .....................................           43,770        1,269,330
Xcel Energy, Inc. ..........................................           24,100          362,464
                                                                                --------------
                                                                                     8,490,086
                                                                                --------------
MULTI-UTILITIES & UNREGULATED POWER - 0.4%
AES Corp. (a) ..............................................           21,200          134,620
Duke Energy Corp............................................           41,200          821,940
                                                                                --------------
                                                                                       956,560
                                                                                --------------

        TOTAL UTILITIES .....................................................        9,446,646
                                                                                --------------
TOTAL COMMON STOCKS
  (Cost $209,459,096).......................................                       217,226,444
                                                                                --------------

CONVERTIBLE PREFERRED STOCKS - 0.1%

 FINANCIALS - 0.1%
 CAPITAL MARKETS - 0.1%
 State Street Corp. 6.75%...................................              700          144,289
                                                                                --------------

 TOTAL CONVERTIBLE PREFERRED STOCKS
  (Cost $142,800)............................................................          144,289
                                                                                --------------

CONVERTIBLE BONDS - 0.8%

                                                                 PRINCIPAL
                                                                  AMOUNT
INFORMATION TECHNOLOGY - 0.5%
COMMUNICATIONS EQUIPMENT - 0.2%
Avaya, Inc. 0% 10/31/21 ....................................   $      190,000   $       96,900
CIENA Corp. 3.75% 2/1/08 ...................................          360,000          302,400
                                                                                --------------
                                                                                       399,300
                                                                                --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Agilent Technologies, Inc. 3% 12/1/21 ......................          640,000          627,302
                                                                                --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (b) ....................          130,000          156,000
                                                                                --------------
        TOTAL INFORMATION TECHNOLOGY.........................................        1,182,602
                                                                                --------------
TELECOMMUNICATION SERVICES - 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Level 3 Communications, Inc.:
  6% 9/15/09 ...............................................          750,000          547,500
  6% 3/15/10 ...............................................          250,000          180,000
                                                                                --------------
                                                                                       727,500
                                                                                --------------

TOTAL CONVERTIBLE BONDS
  (Cost $1,566,370).........................................                         1,910,102
                                                                                --------------
TOTAL INVESTMENT PORTFOLIO - 95.5%
  (Cost $211,168,266).......................................                       219,280,835

NET OTHER ASSETS - 4.5% ....................................                        10,316,849
                                                                                --------------
NET ASSETS - 100%...........................................                    $  229,597,684
                                                                                ==============

LEGEND

(a)  Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $156,000 or 0.0% of net assets.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $134,495,372 and $123,229,741, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $8,479 for the period.

INCOME TAX INFORMATION

At December 31, 2002, the fund had a capital loss carryforward of approximately $13,798,000 of which $2,334,000 and $11,464,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

SEMIANNUAL REPORT

EQUITY INCOME PORTFOLIO
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                             JUNE 30, 2003 (UNAUDITED)
ASSETS

Investment in securities, at value
 (cost $211,168,266)- See
 accompanying schedule .................                  $219,280,835
Cash ...................................                    10,792,674
Receivable for investments sold ........                       334,292
Receivable for fund shares sold ........                        96,612
Dividends receivable ...................                       223,339
Interest receivable ....................                        24,475
Other receivables ......................                        57,479
                                                          ------------
 TOTAL ASSETS...........................                   230,809,706

LIABILITIES

Payable for investments purchased ......   $    894,184
Payable for fund shares redeemed .......        140,565
Accrued management fee .................        144,440
Other payables and accrued
 expenses ..............................         32,833
                                           ------------
 TOTAL LIABILITIES .....................                     1,212,022
                                                          ------------

NET ASSETS .............................                  $229,597,684
                                                          ============
Net Assets consist of:
Paid in capital ........................                  $237,763,149
Undistributed net investment income ....                     1,272,017
Accumulated undistributed net
 realized gain (loss) on
 investments and foreign currency
 transactions ..........................                   (17,550,051)
Net unrealized appreciation
 (depreciation) on investments .........                     8,112,569
                                                          ------------
NET ASSETS, for 15,941,193 shares
 outstanding ...........................                  $229,597,684
                                                          ============
NET ASSET VALUE, offering price and
 redemption price per share
 ($229,597,684 / 15,941,193
 shares) ...............................                  $      14.40
                                                          ============

STATEMENT OF OPERATIONS

                                          SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
INVESTMENT INCOME
Dividends ..............................                           $  1,786,205
Interest ...............................                                181,258
                                                                   ------------
 TOTAL INCOME ..........................                              1,967,463

EXPENSES

Management fee .........................      $    749,989
Transfer agent fees ....................            20,105
Accounting fees and expenses ...........            36,765
Non-interested trustees'
 compensation ..........................             1,206
Custodian fees and expenses ............            14,752
Audit ..................................            14,010
                                              ------------
 Total expenses before reductions ......           836,827
 Expense reductions ....................           (62,941)             773,886
                                              ------------         ------------

NET INVESTMENT INCOME (LOSS) ...........                              1,193,577
                                                                   ------------
REALIZED AND UNREALIZED GAIN
 (LOSS)
Net realized gain (loss) on:
 Investment securities .................        (2,657,265)
 Foreign currency transactions .........               182
                                              ------------
Total net realized gain (loss) .........                             (2,657,083)
Change in net unrealized
 appreciation (depreciation) on
 investment securities .................                             26,889,937
                                                                   ------------
NET GAIN (LOSS) ........................                             24,232,854
                                                                   ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS ......                           $ 25,426,431
                                                                   ============

See accompanying notes which are an integral part of the financial statements.

                                                               SEMIANNUAL REPORT

EQUITY INCOME PORTFOLIO
FINANCIAL STATEMENTS - CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED           YEAR ENDED
                                                                                 JUNE 30, 2003            DECEMBER 31,
                                                                                   (UNAUDITED)                2002
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss) .............................................    $      1,193,577          $  2,254,778
  Net realized gain (loss) .................................................          (2,657,083)          (12,434,800)
  Change in net unrealized appreciation (depreciation) .....................          26,889,937           (21,414,192)
                                                                                ----------------          ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........          25,426,431           (31,594,214)
                                                                                ----------------          ------------
Distributions to shareholders from net investment income ...................                   -            (2,215,538)
                                                                                ----------------          ------------
Share transactions
  Net proceeds from sales of shares ........................................          20,149,684            55,472,889
  Reinvestment of distributions ............................................                   -             2,215,538
  Cost of shares redeemed ..................................................          (6,988,091)          (33,257,838)
                                                                                ----------------          ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS ..          13,161,593            24,430,589
                                                                                ----------------          ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................          38,588,024            (9,379,163)

NET ASSETS
  Beginning of period ......................................................         191,009,660           200,388,823
                                                                                ----------------          ------------
  End of period (including undistributed net investment income of $1,272,017
    and undistributed net investment income of $78,440, respectively) ......    $    229,597,684          $191,009,660
                                                                                ================          ============

OTHER INFORMATION
Shares
  Sold .....................................................................           1,501,710             3,849,060
  Issued in reinvestment of distributions ..................................                   -               174,315
  Redeemed .................................................................            (543,232)           (2,411,017)
                                                                                ----------------          ------------
  Net increase (decrease) ..................................................             958,478             1,612,358
                                                                                ================          ============

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS ENDED
                                                   JUNE 30, 2003                       YEARS ENDED DECEMBER 31,
                                                    (UNAUDITED)       2002        2001           2000         1999          1998
SELECTED PER-SHARE DATA
Net asset value, beginning of period ...........     $  12.75       $  14.99    $  16.26      $    15.05    $  15.41      $  13.91
                                                     --------       --------    --------      ----------    --------      --------
Income from Investment Operations
  Net investment income (loss)(E) ..............          .08            .16         .20(G)          .13         .13           .18
  Net realized and unrealized gain (loss) ......         1.57          (2.25)      (1.27)(G)        1.24         .59          1.53
                                                     --------       --------    --------      ----------    --------      --------
  Total from investment operations .............         1.65          (2.09)      (1.07)           1.37         .72          1.71
                                                     --------       --------    --------      ----------    --------      --------
Distributions from net investment income .......            -           (.15)       (.16)           (.16)       (.12)         (.13)
Distributions from net realized gain ...........            -              -        (.04)              -        (.63)         (.08)
Distributions in excess of net realized gain ...            -              -           -               -        (.33)            -
                                                     --------       --------    --------      ----------    --------      --------
 Total distributions ...........................            -           (.15)       (.20)           (.16)      (1.08)         (.21)
                                                     --------       --------    --------      ----------    --------      --------
Net asset value, end of period .................     $  14.40       $  12.75    $  14.99      $    16.26    $  15.05      $  15.41
                                                     ========       ========    ========      ==========    ========      ========
TOTAL RETURN (B,C,D) ...........................        12.94%        (13.94)%     (6.61)%          9.13%       4.92%        12.38%

RATIOS TO AVERAGE NET ASSETS (F)
 Expenses before expense reductions ............          .84%(A)        .84%        .85%            .87%        .88%         1.09%
 Expenses net of voluntary waivers, if any .....          .84%(A)        .84%        .85%            .87%        .88%          .95%
 Expenses net of all reductions ................          .77%(A)        .78%        .79%            .82%        .82%          .94%
 Net investment income (loss) ..................         1.19%(A)       1.14%       1.28%(G)        1.17%        .85%         1.22%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted) .......     $229,598       $191,010    $200,389      $  170,727    $130,553      $ 79,198
 Portfolio turnover rate .......................          128%(A)        131%        121%            151%        201%           34%

(A)  Annualized

(B)  Total returns for periods of less than one year are not annualized.

(C) Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(D) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(E)  Calculated based on average shares outstanding during the period.

(F) Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

(G) Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

SEMIANNUAL REPORT

LARGE CAP PORTFOLIO
INVESTMENTS JUNE 30, 2003 (UNAUDITED)

Showing Percentage of Net Assets

COMMON STOCK - 95.5%

                                           SHARES     VALUE (NOTE 1)
CONSUMER DISCRETIONARY - 14.4%
AUTO COMPONENTS - 0.2%
Michelin SA (Compagnie Generale des
  Etablissements) Series B..............   10,958     $      428,979
                                                      --------------
HOTELS, RESTAURANTS & LEISURE - 0.3%
Hilton Group PLC........................  233,100            709,900
                                                      --------------
INTERNET & CATALOG RETAIL - 1.2%
Amazon.com, Inc. (a) ...................   33,600          1,226,064
eBay, Inc. (a)  ........................   11,400          1,187,652
                                                      --------------
                                                           2,413,716
                                                      --------------
LEISURE EQUIPMENT & PRODUCTS - 0.5%
Mattel, Inc. ...........................   50,000            946,000
                                                      --------------
MEDIA - 9.5%
AOL Time Warner, Inc. (a) ..............  178,200          2,867,238
Belo Corp. Series A ....................   47,400          1,059,864
British Sky Broadcasting Group PLC
  (BSkyB) sponsored ADR (a) ............   36,024          1,624,682
Comcast Corp. Class A (special) (a).....   67,700          1,951,791
Interpublic Group of Companies, Inc. ...   39,100            523,158
Liberty Media Corp. Class A (a).........   53,500            618,460
Pixar (a) ..............................    7,900            480,636
Television Francaise 1 SA ..............   23,169            714,938
The New York Times Co. Class A .........   15,300            696,150
Tribune Co .............................   31,780          1,534,974
Univision Communications, Inc.
  Class A (a)  .........................   34,000          1,033,600
Viacom, Inc. Class B (non-vtg.) (a) ....   61,331          2,677,711
Walt Disney Co. ........................  137,300          2,711,675
                                                      --------------
                                                          18,494,877
                                                      --------------
SPECIALTY RETAIL - 1.6%

Abercrombie & Fitch Co. Class A (a).....   14,600            414,786
Gap, Inc. ..............................   21,500            403,340
Home Depot, Inc. .......................   33,900          1,122,768
Lowe's Companies, Inc. .................   26,800          1,151,060
                                                      --------------
                                                           3,091,954
                                                      --------------
TEXTILES APPAREL & LUXURY GOODS - 1.1%
Coach, Inc. (a) ........................    8,000            397,920
NIKE, Inc. Class B .....................   18,900          1,010,961
Polo Ralph Lauren Corp. Class A ........   26,800            691,172
                                                      --------------
                                                           2,100,053
                                                      --------------
  TOTAL CONSUMER DISCRETIONARY...................         28,185,479
                                                      --------------
CONSUMER STAPLES - 8.8%
BEVERAGES - 2.0%
Anheuser-Busch Companies, Inc...........   17,400            888,270
PepsiCo, Inc............................   24,900          1,108,050
The Coca-Cola Co........................   39,500          1,833,195
                                                      --------------
                                                           3,829,515
                                                      --------------
FOOD & STAPLES RETAILING - 2.8%
Wal-Mart Stores, Inc....................  102,200          5,485,074
                                                      --------------
FOOD PRODUCTS - 0.3%
Dean Foods Co. (a)......................   18,600            585,900
                                                      --------------
HOUSEHOLD PRODUCTS - 1.0%
Procter & Gamble Co. ...................   15,000          1,337,700
The Dial Corp. .........................   27,000            525,150
                                                      --------------
                                                           1,862,850
                                                      --------------
PERSONAL PRODUCTS - 2.0%
Alberto-Culver Co. Class B..............   30,500          1,558,550
Gillette Co. ...........................   74,100          2,360,826
                                                      --------------
                                                           3,919,376
                                                      --------------
TOBACCO - 0.7%
Altria Group, Inc. .....................   31,800          1,444,992
                                                      --------------
  TOTAL CONSUMER STAPLES.........................         17,127,707
                                                      --------------
ENERGY - 5.2%
ENERGY EQUIPMENT & SERVICES - 2.0%
Rowan Companies, Inc. ..................   37,500            840,000
Schlumberger Ltd. (NY Shares)...........   38,800          1,845,716
Tidewater, Inc. ........................   40,400          1,186,548
                                                      --------------
                                                           3,872,264
                                                      --------------
OIL & GAS - 3.2%
ChevronTexaco Corp......................   26,500          1,913,300
Devon Energy Corp.......................   21,112          1,127,381
Exxon Mobil Corp........................   88,000          3,160,080
                                                      --------------
                                                           6,200,761
                                                      --------------

  TOTAL ENERGY...................................         10,073,025
                                                      --------------
FINANCIALS - 13.2%
CAPITAL MARKETS - 2.8%
Bank of New York Co., Inc. .............   35,000          1,006,250
JAFCO Co. Ltd. .........................    6,700            380,650
Legg Mason, Inc. .......................   19,700          1,279,515
Morgan Stanley..........................   58,500          2,500,875
Neuberger Berman, Inc. .................    8,300            331,253
                                                      --------------
                                                           5,498,543
                                                      --------------
COMMERCIAL BANKS - 5.5%
Bank of America Corp. ..................   50,800          4,014,724
Bank One Corp. .........................   64,300          2,390,674
Fifth Third Bancorp.....................   12,500            716,750
Wachovia Corp. .........................   48,351          1,932,106
Wells Fargo & Co. ......................   31,400          1,582,560
                                                      --------------
                                                          10,636,814
                                                      --------------
CONSUMER FINANCE - 2.1%
American Express Co. ...................   59,100          2,470,971
Credit Saison Co. Ltd. .................   29,800            490,235
MBNA Corp. .............................   58,300          1,214,972
                                                      --------------
                                                           4,176,178
                                                      --------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
Principal Financial Group, Inc. ........   31,600          1,019,100
                                                      --------------

See accompanying notes which are an integral part of the financial statements.

                                                               SEMIANNUAL REPORT

LARGE CAP PORTFOLIO
INVESTMENTS (UNAUDITED) - CONTINUED

COMMON STOCKS - CONTINUED

                                           SHARES     VALUE (NOTE 1)
FINANCIALS - CONTINUED
INSURANCE - 1.4%
AFLAC, Inc. ............................   23,300     $      716,475
American International Group, Inc. .....   24,650          1,360,187
Nationwide Financial Services, Inc.
  Class A...............................   18,100            588,250
                                                      --------------
                                                           2,664,912
                                                      --------------
REAL ESTATE - 0.0%
Corrections Corp. of America (a) .......        6                152
                                                      --------------
THRIFTS & MORTGAGE FINANCE - 0.9%
Fannie Mae .............................   26,900          1,814,136
                                                      --------------
  TOTAL FINANCIALS......................                  25,809,835
                                                      --------------
HEALTH CARE - 18.4%
BIOTECHNOLOGY - 3.2%
Amgen, Inc. (a).........................   50,400          3,348,576
Cephalon, Inc. (a) .....................   19,700            810,852
Medlmmune, Inc. (a).....................   22,600            821,962
Neurocrine Biosciences, Inc. (a)........    9,214            460,147
Protein Design Labs, Inc. (a)...........   53,920            753,802
                                                      --------------
                                                           6,195,339
                                                      --------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
Boston Scientific Corp. (a).............   47,500          2,902,250
Medtronic, Inc. ........................   45,300          2,173,041
Stryker Corp............................   14,500          1,005,865
                                                      --------------
                                                           6,081,156
                                                      --------------

HEALTH CARE PROVIDERS & SERVICES - 0.4%
Laboratory Corp. of America
   Holdings (a) ........................   15,300            461,295
Tenet Healthcare Corp. (a)..............   24,500            285,425
                                                      --------------
                                                             746,720
                                                      --------------
PHARMACEUTICALS - 11.7%
Abbott Laboratories.....................   12,900            564,504
Allergan, Inc. .........................   17,700          1,364,670
Bristol-Myers Squibb Co. ...............   28,000            760,200
Eli Lilly & Co. ........................   25,000          1,724,250
Forest Laboratories, Inc. (a)...........   16,900            925,275
Johnson & Johnson  .....................   62,600          3,236,420
Medicis Pharmaceutical Corp. Class A (a)    6,900            391,230
Merck & Co., Inc. ......................   81,380          4,927,559
Mylan Laboratories, Inc. ...............   19,765            687,229
Pfizer, Inc. ...........................  141,360          4,827,444
Roche Holding AG (participation
  certificate)..........................    7,620            599,190
Schering-Plough Corp. ..................  101,600          1,889,760
Wyeth...................................   19,400            883,670
                                                      --------------
                                                          22,781,401
                                                      --------------

   TOTAL HEALTH CARE....................                  35,804,616
                                                      --------------
INDUSTRIALS - 9.9%
AEROSPACE & DEFENSE - 0.2%
Boeing Co. .............................   14,700            504,504
                                                      --------------
AIR FREIGHT & LOGISTICS - 0.9%
FedEx Corp. ............................   27,700          1,718,231
                                                      --------------
AIRLINES - 0.6%
Southwest Airlines Co. .................   68,100          1,171,320
                                                      --------------
BUILDING PRODUCTS - 0.6%
American Standard Companies, Inc. (a)...   15,500          1,145,915
                                                      --------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
ChoicePoint, Inc. (a)...................   14,900            514,348
Waste Management, Inc. .................   19,000            457,710
                                                      --------------
                                                             972,058
                                                      --------------
INDUSTRIAL CONGLOMERATES - 4.2%
3M Co. .................................   12,000          1,547,760
General Electric Co. ...................  188,500          5,406,180
Tyco International Ltd. ................   62,900          1,193,842
                                                      --------------
                                                           8,147,782
                                                      --------------
MACHINERY - 1.9%
Caterpillar, Inc. ......................   27,000          1,502,820
Graco, Inc. ............................   38,350          1,227,200
Illinois Tool Works, Inc. ..............   14,600            961,410
                                                      --------------
                                                           3,691,430
                                                      --------------
ROAD & RAIL - 1.0%
Union Pacific Corp. ....................   34,300          1,990,086
                                                      --------------
  TOTAL INDUSTRIALS.....................                  19,341,326
                                                      --------------

INFORMATION TECHNOLOGY - 21.0%
COMMUNICATIONS EQUIPMENT - 3.2%
Cisco Systems, Inc. (a).................  223,161          3,724,557
Juniper Networks, Inc. (a)..............   47,400            586,338
Motorola, Inc. .........................  122,700          1,157,061
UTStarcom, Inc. (a)  ...................   21,000            746,970
                                                      --------------
                                                           6,214,926
                                                      --------------

COMPUTERS & PERIPHERALS - 5.3%
Dell Computer Corp. (a).................  135,700          4,336,972
EMC Corp. (a)...........................   93,800            982,086
International Business Machines Corp. ..   43,200          3,564,000
Storage Technology Corp. (a)............   18,400            473,616
Sun Microsystems, Inc. (a)..............  193,500            890,100
                                                      --------------
                                                          10,246,774
                                                      --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
CDW Corp. (a)...........................   18,200            833,560
Kyocera Corp. ..........................    4,900            281,252
Vishay Intertechnology, Inc. (a)........   31,900            421,080
                                                      --------------
                                                           1,535,892
                                                      --------------
INTERNET SOFTWARE & SERVICES - 0.5%
Yahoo!, Inc. (a)  ......................   29,600            969,696
                                                      --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
Altera Corp. (a)........................   31,400            514,960

See accompanying notes which are an integral part of the financial statements.

SEMIANNUAL REPORT

                                                  SHARES        VALUE (NOTE 1)
INFORMATION TECHNOLOGY - CONTINUED
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Analog Devices, Inc. (a) ............              32,300       $   1,124,686
Intel Corp. .........................             156,900           3,261,010
Marvell Technology Group Ltd. (a) ...              21,900             752,703
Micrel, Inc. (a) ....................              35,200             365,728
Samsung Electronics Co. Ltd. GDR ....               3,700             550,375
Texas Instruments, Inc. .............             141,800           2,495,680
Tokyo Electron Ltd. .................              14,800             703,584
                                                                -------------
                                                                    9,768,726
                                                                -------------
SOFTWARE-6.2%
Microsoft Corp. .....................             374,300           9,585,823
Oracle Corp. (a) ....................             119,300           1,433,986
Reynolds & Reynolds Co. Class A .....              39,000           1,113,840
                                                                -------------
                                                                   12,133,649
                                                                -------------

     TOTAL INFORMATION TECHNOLOGY....                              40,869,663
                                                                -------------

MATERIALS - 1.9%
CHEMICALS - 1.0%
Dow Chemical Co. ....................              36,700           1,136,232
Monsanto Co. ........................              36,400             787,696
                                                                -------------
                                                                    1,923,928
                                                                -------------
CONTAINERS & PACKAGING - 0.6%
Pactiv Corp. (a) ....................              32,400             638,604
Smurfit-Stone Container Corp. (a) ...              36,975             481,784
                                                                -------------
                                                                    1,120,388
                                                                -------------
PAPER & FOREST PRODUCTS - 0.3%
International Paper Co. .............              18,300             653,859
                                                                -------------

  TOTAL MATERIALS ...................                               3,698,175
                                                                -------------

TELECOMMUNICATION SERVICES - 2.7%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
SBC Communications, Inc..............              20,200             516,110
Verizon Communications, Inc..........              62,200           2,453,790
                                                                -------------
                                                                    2,969,900
                                                                -------------

WIRELESS TELECOMMUNICATION SERVICES - 1.2%
Nextel Communications, Inc. Class A (a)            43,400             784,672
Sprint Corp. - PCS Group
  Series 1 (a)............... ......               89,600             515,200
Vodafone Group PLC sponsored
  ADR........................ ......               55,700           1,094,505
                                                                -------------
                                                                    2,394,377
                                                                -------------
  TOTAL TELECOMMUNICATION SERVICES .                                5,364,277
                                                                -------------

TOTAL COMMON STOCKS - 95.5%
 (Cost $195,703,356)................                              186,274,103

NET OTHER ASSETS - 4.5%.............                                8,681,423
                                                                -------------
NET ASSETS - 100%...................                            $ 194,955,526
                                                                =============

LEGEND

(a) Non-income producing

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $61,246,670 and $61,968,669, respectively.

The fund placed a portion of its portfolio transaction with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $6,565 for the period.

INCOME TAX INFORMATION

At December 31, 2002, the fund had a capital loss carryforward of approximately $93,572,000 of which $41,514,000 and $52,058,000 will expire on December 31,
2009 and 2010, respectively.

The fund intends to elect to defer to its fiscal year ending December 31, 2003 approximately $8,862,000 of losses recognized during the period November 1, 2002 to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

                                                               SEMIANNUAL REPORT

LARGE CAP PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                JUNE 30, 2003 (UNAUDITED)
ASSETS
Investment in securities, at value
  (cost $195,703,356)-See
  accompanying schedule ...............                            $ 186,274,103
Cash ..................................                                8,948,227
Receivable for investments sold .......                                1,948,629
Receivable for fund shares sold .......                                      250
Dividends receivable ..................                                  199,619
Interest receivable ...................                                    6,762
Other receivables .....................                                   26,385
                                                                   -------------
  TOTAL ASSETS ........................                              197,403,975

LIABILITIES
Payable for investments purchased        $ 1,725,447
Payable for fund shares redeemed             568,327
Accrued management fee ................      123,265
Other payables and accrued
  expenses ............................       31,410
                                         -----------
  TOTAL LIABILITIES ...................                                2,448,449
                                                                   -------------

NET ASSETS ............................                            $ 194,955,526
                                                                   =============
Net Assets consist of:
Paid in capital .......................                            $ 318,083,192
Undistributed net investment income                                      453,689
Accumulated undistributed net
  realized gain (loss) on
  investments and foreign currency
  transactions ........................                             (114,152,708)
Net unrealized appreciation
  (depreciation) on investments and
  assets and liabilities in foreign
  currencies ..........................                               (9,428,647)
                                                                   -------------
NET ASSETS, for 16,842,889 shares
  outstanding .........................                            $ 194,955,526
                                                                   =============
NET ASSET VALUE, offering price and
  redemption price per share
  ($194,955,526/16,842,889
  shares) .............................                            $       11.57
                                                                   =============

STATEMENT OF OPERATIONS

                                         SIX MONTHS ENDED JUNE 30, 2003(UNAUDITED)
INVESTMENT INCOME
Dividends .............................                            $   1,134,189
Interest ..............................                                   51,286
                                                                   -------------
  TOTAL INCOME ........................                                1,185,475

EXPENSES
Management fee ........................  $   681,691
Transfer agent fees ...................       18,687
Accounting fees and expenses ..........       33,429
Non-interested trustees'
  compensation ........................        3,077
Custodian fees and expenses ...........        8,903
Audit .................................       14,109
                                         -----------
  Total expenses before reductions           759,896
  Expense reductions ..................      (28,110)                    731,786
                                         -----------               -------------
NET INVESTMENT INCOME (LOSS) ..........                                  453,689
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investment securities ...............   (8,734,469)
  Foreign currency transactions .......       (1,070)
                                         -----------
Total net realized gain (loss) ........                               (8,735,539)
Change in net unrealized
  appreciation (depreciation) on:
  Investment securities ...............   24,207,671
  Assets and liabilities in foreign
  currencies ..........................         (447)
                                         -----------
Total change in net unrealized
  appreciation (depreciation) .........                               24,207,224
                                                                   -------------
NET GAIN (LOSS) .......................                               15,471,685
                                                                   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                                 $  15,925,374
                                                                   =============

See accompanying notes which are an integral part of the financial statements.

SEMIANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS ENDED             YEAR ENDED
                                                                                            JUNE 30, 2003              DECEMBER 31,
                                                                                             (UNAUDITED)                   2002
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment income (loss)...................................................            $     453,689             $     942,851
 Net realized gain (loss).......................................................               (8,735,539)              (52,312,291)
 Change in net unrealized appreciation (depreciation)...........................               24,207,224                (5,398,137)
                                                                                            -------------             -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................               15,925,374               (56,767,577)
                                                                                            -------------             -------------
Distributions to shareholders from net investment income........................                        -                (1,013,530)
                                                                                            -------------             -------------
Share transactions
 Net proceeds from sales of shares..............................................                9,363,137                18,362,756
 Reinvestment of distributions..................................................                        -                 1,013,530
 Cost of shares redeemed........................................................              (10,195,872)              (31,024,418)
                                                                                            -------------             -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS........                 (832,735)              (11,648,132)
                                                                                            -------------             -------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS........................................               15,092,639               (69,429,239)
NET ASSETS
 Beginning of period............................................................              179,862,887               249,292,126
                                                                                            -------------             -------------
 End of period (including undistributed net investment income of $453,689 and
   undistributed net investment income of $0, respectively).....................            $ 194,955,526             $ 179,862,887
                                                                                            =============             =============
OTHER INFORMATION
Shares
 Sold...........................................................................                  849,341                 1,474,801
 Issued in reinvestment of distributions........................................                       --                    95,797
 Redeemed.......................................................................                 (962,282)               (2,653,092)
                                                                                            -------------             -------------
 Net increase (decrease)........................................................                 (112,941)               (1,082,494)
                                                                                            =============             =============

FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS ENDED
                                                       JUNE 30, 2003                       YEARS ENDED DECEMBER 31,
                                                        (UNAUDITED)        2002          2001        2000        1999        1998
SELECTED PER-SHARE DATA
Net asset value, beginning of period................     $   10.61       $   13.82     $  16.81    $  21.11    $  17.44    $  13.50
                                                         ---------       ---------     --------    --------    --------    --------
Income from Investment Operations
 Net investment income (loss)(E)....................           .03             .05          .07         .03         .05         .04
 Net realized and unrealized gain (loss)............           .93           (3.20)       (2.98)      (3.05)       4.94        4.73
                                                         ---------       ---------     --------    --------    --------    --------
 Total from investment operations...................           .96           (3.15)       (2.91)      (3.02)       4.99        4.77
                                                         ---------       ---------     --------    --------    --------    --------
Distributions from net investment income............             -            (.06)        (.07)       (.02)       (.03)       (.02)
Distributions in excess of net investment income....             -               -            -        (.01)          -           -
Distributions from net realized gain................             -               -         (.01)       (.94)      (1.29)       (.81)
Distributions in excess of net realized gain........             -               -            -        (.31)          -           -
                                                         ---------       ---------     --------    --------    --------    --------
 Total distributions................................             -            (.06)        (.08)      (1.28)      (1.32)       (.83)
                                                         ---------       ---------     --------    --------    --------    --------
Net asset value, end of period......................     $   11.57       $   10.61     $  13.82    $  16.81    $  21.11    $  17.44
                                                         ==========      =========     ========    ========    ========    ========
TOTAL RETURN(B,C,D).................................          9.05%         (22.79)%     (17.33)%    (14.48)%     29.24%      35.65%

RATIOS TO AVERAGE NET ASSETS(F)                                .84%(A)         .85%         .83%        .84%        .87%       1.23%
 Expenses before expense reductions.................           .84%(A)         .85%         .83%        .84%        .87%        .95%
 Expenses net of voluntary waivers, if any..........           .80%(A)         .81%         .78%        .82%        .85%        .94%
 Expenses net of all reductions.....................           .50%(A)         .44%         .50%        .15%        .25%        .22%
 Net investment income (loss).......................
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)............     $ 194,956       $ 179,863     $249,292    $277,897    $202,128    $ 52,599
 Portfolio turnover rate............................           .70%(A)          95%         131%         96%         90%        112%



(A)  Annualized

(B)  Total returns for periods of less man one year are not annualized.

(C) Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(D) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(E)  Calculated based on average shares outstanding during the period.

(F) Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

                                                               SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Equity Income Portfolio and Large Cap Portfolio (the funds) are funds of The Travelers Series Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

FOREIGN CURRENCY. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

INVESTMENT TRANSACTIONS AND INCOME. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

INCOME TAX INFORMATION AND DISTRIBUTIONS TO SHAREHOLDERS. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

SEMIANNUAL REPORT

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

                                           COST FOR                                            NET UNREALIZED
                                        FEDERAL INCOME      UNREALIZED        UNREALIZED       APPRECIATION/
                                         TAX PURPOSES      APPRECIATION      DEPRECIATION      (DEPRECIATION)
EQUITY INCOME PORTFOLIO.............    $ 211,414,082    $  19,990,632     $ (12,123,879)    $   7,866,753
LARGE CAP PORTFOLIO.................      198,563,778       11,387,708       (23,677,383)      (12,289,675)

2. OPERATING POLICIES.

RESTRICTED SECURITIES. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price maybe difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. Travelers Asset Management International Company LLC (TAMIC) an indirect wholly owned subsidiary of Citigroup, Inc. provides the funds with investment management related services. For these services TAMIC receives a fee that is computed daily at an annual rate of .75% of each fund's average net assets. For its services as each fund's sub-adviser, Fidelity Management & Research Company (FMR), is paid a portion of TAMIC's management fee that is computed at an annual rate of .45% of each fund's average net assets.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each fund's transfer, dividend disbursing and shareholder servicing agent. For its services, FIIOC receives account fees and asset-based fees that vary according to account size and type of account.

ACCOUNTING FEES. The trust, on behalf of each fund, has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

CENTRAL FUNDS. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

                                                        INCOME DISTRIBUTIONS
EQUITY INCOME PORTFOLIO.............................    $    52,387
LARGE CAP PORTFOLIO.................................         50,972

BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

                                                               SEMIANNUAL REPORT

5. EXPENSE REDUCTIONS.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

                                                                              TRANSFER
                                                 BROKERAGE       CUSTODY       AGENT
                                                  SERVICE        EXPENSE      EXPENSE
                                               ARRANGEMENTS     REDUCTION    REDUCTION
EQUITY INCOME PORTFOLIO ...................    $  62,690       $  113        $  138
LARGE CAP PORTFOLIO .......................       28,087           23            --

6. OTHER INFORMATION.

At the end of the period, Travelers Insurance Company and its affiliates owned 100% of the total outstanding shares of each fund.

7. SUBSEQUENT EVENTS.

Effective July 1,2003 the funds have entered into an administrative services agreement with The Travelers Insurance Company for the pricing and bookkeeping services of the funds. The funds will pay The Travelers Insurance Company an administrative fee calculated at an annual rate of 0.06% of the average daily net assets. The Travelers Insurance Company has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC. Under the terms of the sub-administrative agreement, The Travelers Insurance Company pays Smith Barney Fund Management LLC a fee calculated at an annual rate of 0.06% of the average daily net assets of the funds.

In addition, effective July 1,2003, Citigroup Trust Bank, fsb will act as the funds' transfer agent and State Street Bank and Trust Company will act as the funds' custodian.

As a result of these changes, effective July 1,2003, the funds will no longer invest in affiliated Central Funds managed by FIMM, an affiliate of FMR.

For the fiscal year ending December 31,2003, the funds have entered into a new agreement with KPMG LLP as independent accountants.

SEMIANNUAL REPORT

INVESTMENT ADVISER

Travelers Asset Management International Company LLC
Hartford, Connecticut

INVESTMENT SUB-ADVISER

FMB Co., Inc.
Fidelity Management & Research Company
Boston, Massachusetts

INDEPENDENT ACCOUNTANTS

KPMG LLP
New York, New York

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, Massachusetts

This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Series Trust: Equity Income Portfolio or Large Cap Portfolio. It should not be used in connection with any offer except in conjunction with the prospectuses for the Variable Annuity or Variable Life Insurance products offered by The Travelers Insurance Company or The Travelers Life and Annuity Company and the prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales charges.

1.723889.104

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

                (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10.        EXHIBITS.

                (a) Not applicable.

                (b) Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

THE TRAVELERS SERIES TRUST


By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        The Travelers Series Trust

Date: August 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        (R. Jay Gerken)
        Chief Executive Officer of
        The Travelers Series Trust

Date: August 29, 2003

By:     /s/ Richard L. Peteka
        (Richard L. Peteka)
        Chief Financial Officer of
        The Travelers Series Trust

Date: August 29, 2003